Consolidated Statements of Changes in Shareholders Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2021	$ 1,500	$ (1,500)	$ 147,033	$ 147,714	$ (218,763)	$ (491)	$ 75,493
Balance (in Shares) at Jun. 30, 2021	15,000,000
Receipt of subscription receivable		1,500					1,500
Issuance of ordinary shares for cash	$ 750						750
Issuance of ordinary shares for cash (in Shares)	7,500,000
Issuance of ordinary shares for cash	$ 47						47
Issuance of ordinary shares for cash (in Shares)	468,000
Issuance of ordinary shares for cash	$ 103		894,822				894,925
Issuance of ordinary shares for cash (in Shares)	1,032,000
Net income (Loss)					(49,022)		(49,022)
Appropriation to statutory reserve				80,459	(80,459)
Foreign currency translation adjustment						(12,758)	(12,758)
Balance at Jun. 30, 2022	$ 2,400		1,041,855	228,173	(348,244)	(13,249)	910,935
Balance (in Shares) at Jun. 30, 2022	24,000,000
Net income (Loss)					205,911		205,911
Appropriation to statutory reserve				71,998	(71,998)
Foreign currency translation adjustment						(45,764)	(45,764)
Balance at Jun. 30, 2023	$ 2,400		1,041,855	300,171	(214,331)	(59,013)	$ 1,071,082
Balance (in Shares) at Jun. 30, 2023	24,000,000						24,000,000
Issuance of ordinary shares for cash	$ 300		13,536,945				$ 13,537,245
Issuance of ordinary shares for cash (in Shares)	3,000,000
Net income (Loss)					(748,542)		(748,542)
Appropriation to statutory reserve				270,636	(270,636)
Foreign currency translation adjustment						14,213	14,213
Balance at Jun. 30, 2024	$ 2,700		$ 14,578,800	$ 570,807	$ (1,233,509)	$ (44,800)	$ 13,873,998
Balance (in Shares) at Jun. 30, 2024	27,000,000						27,000,000